Note 30 - Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated other comprehensive income abstract
Total Items that will not be reclassified to profit or loss balance		€ (2,815,000,000)	€ (1,875,000,000)	€ (1,284,000,000)
Actuarial gains or (-) losses on defined benefit pension plans		(1,474,000,000)	(1,498,000,000)	(1,245,000,000)
Non-current assets and disposal groups classified as held for sale (not reclassified)		(65,000,000)	3,000,000	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(1,256,000,000)	(404,000,000)	(155,000,000)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(21,000,000)	24,000,000	116,000,000
Total Items that may be reclassified to profit or loss		(11,541,000,000)	(8,351,000,000)	(8,939,000,000)
Hedge of net investments in foreign operations(effective portion)		(62,000,000)	(896,000,000)	(218,000,000)
Of Which US Dollar		0	(432,000,000)	(432,000,000)
Of Which Mexican Peso		(362,000,000)	(588,000,000)	(78,000,000)
Of Which Turkish Lira		317,000,000	163,000,000	322,000,000
Of Which Other Currencies		(18,000,000)	(38,000,000)	(29,000,000)
Foreign currency translation balance		(14,185,000,000)	(9,147,000,000)	(9,630,000,000)
Of Which USA Dollar Translation Balance		(16,000,000)	1,565,000,000	1,326,000,000
Of Which Mexican Peso Translation Balance		(5,220,000,000)	(3,557,000,000)	(4,205,000,000)
Of Which Turkish Lira Translation Balance		(4,960,000,000)	(3,750,000,000)	(3,326,000,000)
Of Which Argentine Peso Translation Balance		(1,247,000,000)	(1,124,000,000)	(1,118,000,000)
Of Which Venezuelan Bolivar Translation Balance		(1,860,000,000)	(1,854,000,000)	(1,862,000,000)
Of Which Other Currencies Translation Balance		(882,000,000)	(427,000,000)	(445,000,000)
Hedging derivatives.Cash flow hedges(efffective portion)		10,000,000	(44,000,000)	(6,000,000)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		2,069,000,000	1,760,000,000	943,000,000
Hedging Instruments		0	0	0
Non-current assets and disposal groups classified as held for sale	[1]	644,000,000	(18,000,000)	1,000,000
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(17,000,000)	(5,000,000)	(29,000,000)
Total accumulated other comprehensive income		€ (14,356,000,000)	€ (10,226,000,000)	€ (10,223,000,000)

[1]	(*) The variation for the year 2020 corresponds, mainly, to the BBVA USA sale agreement (see Notes 21).